COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
In addition, the Company leases motor vehicles under non-cancelable operating leases for, generally, 3 years. Future minimum commitments under these leases as of December 31, 2017, are as follows:

Year ended December 31,	Operating Leases

2018	$1,982
2019	1,153
2020	792
2021	130

$4,057